Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Summary of federal income tax expense

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2016	2015	2014
Current tax expense	$61	$76	$5
Deferred tax expense (benefit)	65	217	(152)

Total tax expense (benefit)	$126	$293	$(147)

Summary of amount computed by applying the U.S. federal income tax rate to income

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2016		2015		2014
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$316	35%	$430	35%	$(46)	35%
Dividends received deduction	(144)	(16)%	(118)	(10)%	(87)	66%
Tax credits	(81)	(9)%	(63)	(5)%	(53)	41%
Noncontrolling interest	32	4%	33	3%	33	(25)%
Other, net	3	—%	11	1%	6	(5)%

Total	$126	14%	$293	24%	$(147)	112%

Net deferred tax liability

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2016	2015
Deferred tax assets
Future policy benefits and claims	$953	$825
Tax credit carryforwards	599	483
Derivatives, including embedded derivatives	21	120
Other	383	411

Gross deferred tax assets	$1,956	$1,839
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,939	$1,822

Deferred tax liabilities
Deferred policy acquisition costs	$1,577	$1,502
Available-for-sale securities	536	315
Other	278	249

Gross deferred tax liabilities	$2,391	$2,066

Net deferred tax liability	$452	$244

Uncertain tax positions

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2016	2015	2014
Balance at beginning of period	$36	$38	$36
Additions for current year tax positions	1	1	3
Additions for prior year tax positions	1	—	—
Reductions for prior years tax positions	(2)	(3)	(1)

Balance at end of period	$36	$36	$38